Note 14 - Common Stock and Additional Paid-in Capital (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jul. 25, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Common Stock, Par or Stated Value Per Share (in dollars per share)		$ 0.0001
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)		0
Common Stock, Shares, Outstanding, Ending Balance (in shares)		122,160,638
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.10	$ 0.10
Dividends, Preferred Stock, Cash		$ 31,125	$ 31,268	$ 28,292
Fourth Quarter 2018 Dividends [Member]
Dividends, Common Stock, Cash			$ 6,580
Common Stock Dividends, Shares (in shares)			961,656
First Quarter 2019 Dividends [Member]
Dividends, Common Stock, Cash			$ 6,867
Common Stock Dividends, Shares (in shares)			775,947
Second Quarter 2019 Dividends [Member]
Dividends, Common Stock, Cash			$ 6,966
Common Stock Dividends, Shares (in shares)			798,908
Third Quarter 2019 Dividends [Member]
Dividends, Common Stock, Cash			$ 6,971
Common Stock Dividends, Shares (in shares)			650,540
Fourth Quarter of 2019 [Member]
Dividends, Common Stock, Cash		$ 6,762
Common Stock Dividends, Shares (in shares)		649,928
First Quarter of 2020 [Member]
Dividends, Common Stock, Cash		$ 9,061
Common Stock Dividends, Shares (in shares)		637,516
Second Quarter of 2020 [Member]
Dividends, Common Stock, Cash		$ 9,249
Common Stock Dividends, Shares (in shares)		625,529
Third Quarter of 2020 [Member]
Dividends, Common Stock, Cash		$ 9,273
Common Stock Dividends, Shares (in shares)		516,569
Preferred Stock [Member]
Stock Repurchased and Retired During Period, Shares (in shares)		95,574
Stock Repurchased and Retired During Period, Average Price Per Share (in dollars per share)		$ 17.63
York [Member]
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.0001
Purchase from York [Member] | York [Member]
Noncash or Part Noncash Acquisition, Noncash Financial or Equity Instrument Consideration, Shares Issued (in shares)	2,883,015
Common Stock Issued for Dividend Reinvestment Plan [Member]
Stock Issued During Period, Shares, New Issues (in shares)		2,429,542	3,187,051	3,659,845
Common Stock, Par or Stated Value Per Share (in dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Shares Issued, Price Per Share (in dollars per share)		$ 5.6732	$ 5.8056	$ 6.3078
Series B Preferred Stock [Member] | October 15, 2018 to January 14, 2019 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 953
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.476563
Series B Preferred Stock [Member] | January 15, 2019 to April 14, 2019 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 953
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.476563
Series B Preferred Stock [Member] | April 15, 2019 to July 14, 2019 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 953
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.476563
Series B Preferred Stock [Member] | July 15, 2019 to October 14, 2019 [Member]
Dividends, Preferred Stock, Cash			$ 953
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.476563
Series B Preferred Stock [Member] | October 15, 2019 to January 14, 2020 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 953
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.476563
Series B Preferred Stock [Member] | January 15, 2020 to April 14, 2020 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 946
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.476563
Series B Preferred Stock [Member] | April 15, 2020 to July 14, 2020 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 939
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.476563
Series B Preferred Stock [Member] | July 15, 2020 to October 14, 2020 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 939
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.476563
Series B Preferred Stock [Member] | Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)
Stock Repurchased and Retired During Period, Shares (in shares)		29,351
Dividends, Preferred Stock, Cash
Series C Preferred Stock [Member] | October 15, 2018 to January 14, 2019 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 2,125
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.53125
Series C Preferred Stock [Member] | January 15, 2019 to April 14, 2019 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 2,125
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.53125
Series C Preferred Stock [Member] | April 15, 2019 to July 14, 2019 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 2,125
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.53125
Series C Preferred Stock [Member] | July 15, 2019 to October 14, 2019 [Member]
Dividends, Preferred Stock, Cash			$ 2,125
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.53125
Series C Preferred Stock [Member] | October 15, 2019 to January 14, 2020 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,125
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.53125
Series C Preferred Stock [Member] | January 15, 2020 to April 14, 2020 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,111
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.53125
Series C Preferred Stock [Member] | April 15, 2020 to July 14, 2020 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,111
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.53125
Series C Preferred Stock [Member] | July 15, 2020 to October 14, 2020 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,111
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.53125
Series C Preferred Stock [Member] | Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)
Stock Repurchased and Retired During Period, Shares (in shares)		26,865
Dividends, Preferred Stock, Cash
Series D Preferred Stock [Member] | October 15, 2018 to January 14, 2019 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 2,188
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.546875
Series D Preferred Stock [Member] | January 15, 2019 to April 14, 2019 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 2,188
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.546875
Series D Preferred Stock [Member] | April 15, 2019 to July 14, 2019 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 2,188
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.546875
Series D Preferred Stock [Member] | July 15, 2019 to October 14, 2019 [Member]
Dividends, Preferred Stock, Cash			$ 2,188
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.546875
Series D Preferred Stock [Member] | October 15, 2019 to January 14, 2020 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,188
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.546875
Series D Preferred Stock [Member] | January 15, 2020 to April 14, 2020 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,180
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.546875
Series D Preferred Stock [Member] | April 15, 2020 to July 14, 2020 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,180
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.546875
Series D Preferred Stock [Member] | July 15, 2020 to October 14, 2020 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,180
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.546875
Series D Preferred Stock [Member] | Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)
Stock Repurchased and Retired During Period, Shares (in shares)		13,458
Dividends, Preferred Stock, Cash
Series E Preferred Stock [Member] | October 15, 2018 to January 14, 2019 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 2,551
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.554688
Series E Preferred Stock [Member] | January 15, 2019 to April 14, 2019 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 2,551
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.554688
Series E Preferred Stock [Member] | April 15, 2019 to July 14, 2019 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 2,551
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.554688
Series E Preferred Stock [Member] | July 15, 2019 to October 14, 2019 [Member]
Dividends, Preferred Stock, Cash			$ 2,551
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.554688
Series E Preferred Stock [Member] | October 15, 2019 to January 14, 2020 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,551
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.554688
Series E Preferred Stock [Member] | January 15, 2020 to April 14, 2020 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,537
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.554688
Series E Preferred Stock [Member] | April 15, 2020 to July 14, 2020 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,537
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.554688
Series E Preferred Stock [Member] | July 15, 2020 to October 14, 2020 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,537
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.554688
Series E Preferred Stock [Member] | Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)
Stock Repurchased and Retired During Period, Shares (in shares)		25,900
Dividends, Preferred Stock, Cash
Common Stock Issued for the Services Agreement [Member]
Stock Issued During Period, Shares, New Issues (in shares)		598,400	598,400
Common Stock, Par or Stated Value Per Share (in dollars per share)		$ 0.0001	$ 0.0001